SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss tax carryforwards	$ 28,485,164	$ 26,726,066
Tax credits	4,793,138	4,164,187
Capitalized research costs	4,368,767	3,729,483
Stock-based compensation	746,444	1,173,158
Other	31,279	265,677
Gross deferred tax assets	38,424,792	36,058,571
Valuation allowance	(38,424,792)	(36,052,644)
Total deferred tax assets		5,927
Other		(5,927)
Total deferred tax liabilities		(5,927)
Net deferred tax assets